Purchases and other expenses - Restructuring and integration costs - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchases and other expenses
Restructuring and integration provision	€ 162	€ 185	€ 117	€ 216
o/w non-current provision	43	61	53
o/w current provision	€ 119	€ 124	€ 64